Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs [Abstract]
Schedule of Deferred Charges

The movement in Deferred charges in the accompanying consolidated balance sheets are as follows:

Special Survey
Costs
Balance, January 1, 2014	$256
Additions	469
Amortization	(203)
Impairment charge	(400)
Balance, December 31, 2014	122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	$358